Parent Company Only, Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities [Abstract]
Net income	$ 61,445	$ 43,145	$ 42,601
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Stock based compensation expense	173	150	224
Total adjustments	6,195	18,545	12,293
Net cash provided by operating activities	67,640	61,690	54,894
Cash flows from financing activities [Abstract]
Proceeds from exercise of stock options	1,259	5,237	1,368
Dividends paid	(25,569)	(25,197)	(25,064)
Payments to acquire treasury stock	(718)	(4,608)	(701)
Proceeds from sales of treasury stock	2,391	2,480	2,447
Net cash (used in) provided by financing activities	(2,851)	(11,340)	92,015
Net (decrease) increase in cash and cash equivalents	(109,031)	(94,534)	(10,882)
Cash and cash equivalents at beginning of period	612,740	707,274	718,156
Cash and cash equivalents at end of period	503,709	612,740	707,274
TrustCo Bank Corp NY [Member]
Cash flows from operating activities [Abstract]
Net income	61,445	43,145	42,601
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Equity in undistributed earnings of subsidiaries	(38,317)	(20,185)	(19,265)
Stock based compensation expense	173	150	224
Net change in other assets and accrued expenses	214	853	(196)
Total adjustments	(37,930)	(19,182)	(19,237)
Net cash provided by operating activities	23,515	23,963	23,364
Cash flows from financing activities [Abstract]
Proceeds from exercise of stock options	1,259	5,236	1,368
Dividends paid	(25,555)	(25,184)	(25,055)
Payments to acquire treasury stock	(718)	(4,608)	(701)
Proceeds from sales of treasury stock	2,391	2,480	2,447
Net cash (used in) provided by financing activities	(22,623)	(22,076)	(21,941)
Net (decrease) increase in cash and cash equivalents	892	1,887	1,423
Cash and cash equivalents at beginning of period	21,773	19,886	18,463
Cash and cash equivalents at end of period	$ 22,665	$ 21,773	$ 19,886